Provisions, income tax liabilities and other liabilities - Total Expense for Pensions and Other Post-employment Benefits Allocated between Income Statement (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of defined benefit plans [line items]
Cost of sales	€ 13,049	€ 13,205	€ 12,628	[1]
Research and development expenses	7,842	7,394	6,507	[1]
Selling and general expenses	9,543	9,183	8,933	[1]
Other operating (income)/expenses, net	4,923	3,789	2,979
Financial expenses	563	1,073	1,293	[1],[2],[3]
Net income excluding the exchanged/held-for-exchange Animal Health business	2,874	64	338
Pensions and other post-employment benefits
Disclosure of defined benefit plans [line items]
Cost of sales	43	32	33
Research and development expenses	29	17	28
Selling and general expenses	55	42	57
Other operating (income)/expenses, net	(54)	4	5
Restructuring costs	(18)	(64)	(9)
Financial expenses	73	60	67
Net income excluding the exchanged/held-for-exchange Animal Health business	0	9	9
Total	€ 128	€ 100	€ 190

[1]	(a)2023 comparative figures were re-presented on a consistent basis from the date of the classification of Opella as a discontinued operation (2024).
[2]	(a) 2023 comparative figures were re-presented on a consistent basis from the date of the classification of Opella as a discontinued operation (2024).
[3]	(a) 2023 comparative figures were re-presented on a consistent basis from the date of the classification of Opella as a discontinued operation (2024).